Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Commitments and contingencies
27.	Commitments and contingencies
Purchase contracts
As of December 31, 2022, the Company had one purchase contract with Boeing entailing sixty six (66)
firm orders of Boeing 737 MAX aircraft, agreed to be delivered between 2023 and 2028. Also, the Company has agrees to purchase and take delivery between 2023 and 2028, 6 LEAP-1B spare Engines from CFM International.
The aircraft and engines contractual obligations net of discounts and pre-delivery
payments, including estimated amounts for contractual price escalation, are as follows:

Year ending December 31,
2023	423,579
2024	634,353
2025	494,232
2026	526,425
2027	533,922
2028	415,075

$3,027,586

As of December 31, 2022, the Company has paid $720.5 million (2021: $469.4 million) in predelivery deposits related to the purchase contract with Boeing for the 737 MAX aircraft.
From March 2019 to November 18, 2020, the Federal Aviation Administration (FAA) grounded all U.S. registered Boeing 737 MAX aircraft an action that was followed by most of the world’s aviation regulators, including Panamanian aviation regulators. As a consequence, during February 2021, the Company reached an agreement with Boeing regarding compensation related to the Boeing 737 MAX grounding. As part of the agreement, the Company received compensation in the form of certain credits concurrent with future aircraft deliveries and other considerations, including a revised delivery stream.
Labor unions
Approximately 65.4% of the Company’s 7,265 employees are unionized. There are currently nine (
9
) union organizations, five (
5
) covering employees in Panama, and four (
4
) covering employees in Colombia. The Company traditionally had good relations with its employees and with all the unions and expects to continue to enjoy good relations with its employees and the unions in the future.
The five (5) unions covering employees in Panama include the pilots’ union (UNPAC); the flight attendants’ union (SIPANAB); the mechanics’ union (SITECMAP), the industry union (SIELAS), which represents ground personnel, messengers, drivers, passenger service agents, counter agents, and other non-executive
administrative staff, and other industry union named UGETRACA which represents ground personnel and flight attendants.
Copa Airlines entered into collective bargaining agreements with the industry union in April 2022, the mechanics’ union in May 2022. As of December 31, 2022, Copa Airlines is in negotiations for new collective agreements for the flight attendants’ union and de pilot union. Copa Airlines does not have a collective bargain agreement negotiated with UGETRACAS because they do not have the eligible amount of employees.
Collective bargaining agreements in Panama typically have terms of four years.
The four (4) unions covering employees in Colombia are: the pilots’ union (ACDAC), the flight attendants’ union (ACAV), the industry union (SINTRATAC), the mechanics’unionmechanics ‘union (ACMA), approximately 31.8% of the Company’s 645 employees are unionized.
AeroRepública entered

into collective bargaining with ACDAC and ACAV in January 2018. ACDAC has not yet resolved and ACAV ended with a new arbitration collective document for two years that expired in September 2020. This new arbitration was automatically extended until March 2023. Additionally, SINTRATAC and Copa entered into collective bargaining agreement in September 2022 for terms of four years until August 2026. Negotiations with ACMA were resolved by arbitration on December 31, 2015, extending the validation every 6 months from this date, until December, 2022. ACMA has not presented a new bill of petition.
Typically, collective bargaining agreements in Colombia have terms of two
to
three years
. Although AeroRepública usually settles many of its collective bargaining agreement negotiations through arbitration proceedings, it has traditionally experienced good relations with its unions.
In addition to unions in Panama and Colombia, the Company’s employees in Brazil are covered by industry union agreements that cover all airline industry employees in the country and airport employees in Argentina are affiliated to an industry union (UPADEP).
Lines of credit for working capital and letters of credit
The Company maintained letters of credit with several banks with a value of $32.3 million as of December 31, 2022 (2021: $20.2 million). These letters of credit are pledged mainly for operating lessors, maintenance providers and airport operators.
The Company has aggregate credit facilities of $355.0 million (2021: 345.0 million), of which $295.0 million are unsecured and secured
credit facilities and $60.0 million are structured a secured revolving credit facility. These credit facilities are in place for contingency and working capital purposes. As of December 31, 2022, the Company does not have any outstanding borrowings under these credit facilities.

Tax audit
The Company received notifications from the tax authorities in Panama on February 2020 and in Colombia on November 2020 and March 2016. The Company, along with its tax advisors, has concluded that it is not probable that an outflow of resources embodying economic benefits will be required to settle them, especially considering that the Company has enough arguments to support its position and also taking into consideration that both cases are in the preliminary stages.
In February 2020, the Company received two notifications from the tax authority in Panama related to a tax audit process that began in 2019. The notification includes potentially significant adjustments to the reported dividend tax for the years 2012 to 2016 and income tax 2016. The Company has filed an administrative appeal which is the first legal stage under Panamanian laws. The Company, along with its tax advisors, has concluded that is probable that the Company’s tax position will be upheld. As a result, is not probable that the Company will incur any significant additional tax as result. According to Panamanian laws, the statute of limitations is 3 and 15 years for income tax and dividend tax, respectively.
Aircraft incident
On 26 September 2022, one of the Company’s Boeing
737-800
aircraft came off the runway while landing at Tocumen International Airport in Panama. Surveyors are in the process of assessing the extended of the damages of the two engines
CFM56-7B.
The event is covered by the Company’s insurance policy. Reimbursement will be requested from the insurers once the damage has been assessed. As of December 31, 2022, the Company is unable to estimate the incremental cost relating to reparation of the engines.
As December 31, 2022, the Company has recognized and asset for reimbursement within other current assets, corresponding to the repair of the aircraft’s airframe (see note 17).